Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Tax rate	25.00%	25.00%	24.00%
Operating loss carryforwards	$ 52,732
Capital loss carryforwards	15,658
Subsequent Event [Member]
Valuation Allowance [Line Items]
Tax rate	26.50%
U.S. Tax Authority [Member]
Valuation Allowance [Line Items]
Operating loss carryforwards	92,041
Capital loss carryforwards	1,700
Utilization Of Net Operating Loss Carryforwards [Member]
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance		215
Net Operating Loss Carryforwards Expected To Be Realized In The Foreseeable Future [Member]
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance	$ 6,431	$ 840